BORROWINGS (Details Textual) In Thousands, unless otherwise specified	12 Months Ended																																		12 Months Ended
	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2014 Secured Debt [Member] CNY	Sep. 30, 2013 Secured Debt [Member] CNY	Sep. 30, 2014 Unsecured Debt [Member] CNY	Sep. 30, 2013 Unsecured Debt [Member] CNY	Sep. 30, 2014 Maximum [Member] Unsecured Debt [Member]	Sep. 30, 2014 Minimum [Member] Unsecured Debt [Member]	Sep. 30, 2014 Beijing Origin Seed Limited [Member] Land Use Right [Member] CNY	Sep. 30, 2013 Beijing Origin Seed Limited [Member] Land Use Right [Member] CNY	Sep. 30, 2014 Beijing Origin Seed Limited [Member] Property, Plant and Equipment [Member] CNY	Sep. 30, 2013 Beijing Origin Seed Limited [Member] Property, Plant and Equipment [Member] CNY	Sep. 30, 2014 Beijing Origin Seed Limited [Member] Secured Debt [Member]	Sep. 30, 2013 Beijing Origin Seed Limited [Member] Secured Debt [Member]	Sep. 30, 2014 Beijing Origin Seed Limited [Member] Unsecured Debt [Member] CNY	Sep. 30, 2013 Beijing Origin Seed Limited [Member] Unsecured Debt [Member] CNY	Sep. 30, 2014 Linze Origin Seed Limited [Member] Unsecured Debt [Member] CNY	Sep. 30, 2013 Linze Origin Seed Limited [Member] Unsecured Debt [Member] CNY	Sep. 30, 2014 Linze Origin Seed Limited [Member] Maximum [Member] Unsecured Debt [Member]	Sep. 30, 2013 Linze Origin Seed Limited [Member] Maximum [Member] Unsecured Debt [Member]	Sep. 30, 2014 Linze Origin Seed Limited [Member] Minimum [Member] Unsecured Debt [Member]	Sep. 30, 2013 Linze Origin Seed Limited [Member] Minimum [Member] Unsecured Debt [Member]	Sep. 30, 2014 Xinjiang Originbo Seed Company Limited [Member]	Sep. 30, 2013 Xinjiang Originbo Seed Company Limited [Member]	Sep. 30, 2014 Xinjiang Originbo Seed Company Limited [Member] Land Use Right [Member] CNY	Sep. 30, 2013 Xinjiang Originbo Seed Company Limited [Member] Land Use Right [Member] CNY	Sep. 30, 2014 Xinjiang Originbo Seed Company Limited [Member] Property, Plant and Equipment [Member] USD ($)	Sep. 30, 2013 Xinjiang Originbo Seed Company Limited [Member] Property, Plant and Equipment [Member] CNY	Sep. 30, 2014 Xinjiang Originbo Seed Company Limited [Member] Secured Debt [Member] CNY	Sep. 30, 2013 Xinjiang Originbo Seed Company Limited [Member] Secured Debt [Member] CNY	Sep. 30, 2013 Xinjiang Originbo Seed Company Limited [Member] Maximum [Member] Unsecured Debt [Member]	Sep. 30, 2013 Xinjiang Originbo Seed Company Limited [Member] Minimum [Member] Unsecured Debt [Member]	Sep. 30, 2013 Origin Agritech Limited [Member] Secured Debt [Member] CNY	Sep. 30, 2014 Origin Agritech Limited [Member] Unsecured Debt [Member] CNY	Sep. 30, 2014 Origin Agritech Limited [Member] Maximum [Member] Unsecured Debt [Member]	Sep. 30, 2014 Origin Agritech Limited [Member] Minimum [Member] Unsecured Debt [Member]
Short-term Bank Loans and Notes Payable					75,000	65,000	150,000	140,000									40,000	30,000	110,000	110,000
Debt Instrument, Collateral Amount											2,423	2,485	33,651	34,610													12,549	12,191	162,415	157,119
Long Term Debt Instrument Annual Interest Rate																																			2.567%
Long-Term Debt, Current Maturities	33,805	16,500		5,495
Interest Expense, Debt	19,743	11,326	4,029
Debt, Weighted Average Interest Rate		6.26%	7.04%	6.24%
Loans Payable, Noncurrent					37,328	46,319	27,500	35,000																							25,023	34,023			12,296	27,500
Restricted Cash and Cash Equivalents		14,350
Short-term Debt, Percentage Bearing Variable Interest Rate									7.20%	6.90%											7.20%	7.216%	6.00%	6.00%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate																																	7.315%	7.04%			7.315%	7.04%
Short-term Debt, Percentage Bearing Fixed Interest Rate															6.30%	6.30%		6.90%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																									6.72%	6.72%